Security Federal Corporation Condensed Financial Statements (Parent Company Only)	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Security Federal Corporation Condensed Financial Statements (Parent Company Only)
The following is condensed financial information of Security Federal Corporation (Parent Company only).  The primary asset is its investment in the Bank subsidiary and the principal source of income for the Company is equity in undistributed earnings from the Bank.

Condensed Balance Sheet Data

	December 31,
	2021	2020
Assets:
Cash	$20,177,399	$22,884,872
Investment in Security Federal Statutory Trust	155,000	155,000
Investment in Security Federal Bank	130,197,635	123,813,848
Accounts Receivable and Other Assets	282,005	341,569
Total Assets	$150,812,039	$147,195,289
Liabilities and Shareholders’ Equity:
Accounts Payable and Other Liabilities	$134,514	$134,543
Long-term Debt	35,155,000	35,155,000
Shareholders’ Equity	115,522,525	111,905,746
Total Liabilities and Shareholders’ Equity	$150,812,039	$147,195,289

Condensed Statements of Income Data

	Years Ended December 31,
	2021	2020	2019
Income:
Equity in Earnings of Security Federal Bank	$14,109,630	$8,393,140	$2,092,130
Dividend Income from Security Federal Bank	—	—	6,400,000
Miscellaneous Income	46,026	148,877	62,390
Total Income	14,155,656	8,542,017	8,554,520
Expenses:
Interest Expense	1,672,109	1,783,796	906,152
Other Expenses	64,725	64,494	39,331
Total Expenses	1,736,834	1,848,290	945,483
Income Before Income Taxes	12,418,822	6,693,727	7,609,037
Income Tax Benefit	(355,069)	(356,877)	(185,450)
Net Income	$12,773,891	$7,050,604	$7,794,487
Condensed Statements of Cash Flow Data

	Years Ended December 31,
	2021	2020	2019
Operating Activities:
Net Income	$12,773,891	$7,050,604	$7,794,487
Adjustments to Reconcile Net Income to Net Cash Provided By Operating Activities:
Equity in Earnings of Security Federal Bank	(14,109,630)	(8,393,140)	(2,092,130)
Decrease (Increase) in Accounts Receivable and Other Assets	59,564	45,320	(372,398)
(Decrease) Increase in Accounts Payable	(29)	(83,370)	169,218
Net Cash (Used) Provided By Operating Activities	(1,276,204)	(1,380,586)	5,499,177
Investing Activities:
Capital Pushdown to Security Federal Bank	—	—	(10,000,000)
Net Cash Used in Investing Activities	—	—	(10,000,000)
Financing Activities:
Redemption of Convertible Debentures	—	(132,000)	—
Employee Stock Plan Purchases	—	12,968	52,868
Proceeds from Subordinated Debentures	—	—	30,000,000
Repayment of Note Payable	—	—	(2,362,500)
Dividends Paid to Shareholders-Common Stock	(1,431,269)	(1,301,254)	(1,123,219)
Net Cash (Used) Provided By Financing Activities	(1,431,269)	(1,420,286)	26,567,149
Net (Decrease) Increase in Cash	(2,707,473)	(2,800,872)	22,066,326
Cash at Beginning of Period	22,884,872	25,685,744	3,619,418
Cash at End of Period	$20,177,399	$22,884,872	$25,685,744